Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of share capital

	2019	2018	2019	2018	2019	2018
	Ordinary Shares		Deferred Shares		$000
In issue at 1 January	136,463,818	125,054,805	-	-	8,592	8,141
Issued for cash	-	7,742,167	-	-	-	311
Issued in lieu of consultancy fees	190,698	-	-	-	7	-
Conversion of Convertible Loan notes	-	-	-	-	-	-
Conversion of warrants	-	1,454,644	-	-	-	56
Conversion of Loan	-	2,137,625			-	82
In lieu of commission	-	74,577	-	-	-	2
In issue at 31 December	136,654,516	136,463,818	-	-	8,599	8,592